Revenues (Details) - Schedule of Disaggregated Revenues - One Energy Enterprises Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, including assessed tax	$ 6,008,988	$ 7,921,152
Long-Term Contract with Customer [Member] | Accounting Standards Update 2014-09 [Member] | PPAs/REAs [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, including assessed tax	3,178,526	3,767,377
Long-Term Contract with Customer [Member] | Accounting Standards Update 2014-09 [Member] | Sale of renewable energy credits [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, including assessed tax	946,265	623,001
Short-Term Contract with Customer [Member] | Accounting Standards Update 2014-09 [Member] | Energy costs [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, including assessed tax	828,287	1,968,901
Short-Term Contract with Customer [Member] | Accounting Standards Update 2014-09 [Member] | Construction [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, including assessed tax	438,633	921,393
Short-Term Contract with Customer [Member] | Accounting Standards Update 2014-09 [Member] | Consulting [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, including assessed tax	402,244	218,878
Short-Term Contract with Customer [Member] | Accounting Standards Update 2014-09 [Member] | Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, including assessed tax	122,113	88,028
Short-Term Contract with Customer [Member] | Accounting Standards Update 2021-05 [Member] | Lease income [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, including assessed tax	$ 92,920	$ 333,574